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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4537
Liberty All Star Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Schedule of Investments as of September 30, 2004 (Unaudited)

COMMON STOCKS (99.6%)	SHARES	MARKET VALUE

CONSUMER DISCRETIONARY (21.8%)

Automobiles (0.8%)
Harley-Davidson, Inc.	21,300	$1,266,072

Hotels, Restaurants & Leisure (2.7%)
The Cheesecake Factory, Inc. (a)	32,097	1,393,010
International Speedway Corp., Class A	28,896	1,441,910
Life Time Fitness, Inc. (a)	11,941	306,406
P.F. Chang’s China Bistro, Inc. (a)	18,547	899,344
		4,040,670
Internet & Catalog Retail (4.6%)
Amazon.com, Inc. (a)	40,300	1,646,658
eBay, Inc. (a)	51,700	4,753,298
Netflix, Inc (a)	32,046	494,150
		6,894,106
Media (7.9%)
Cablevision Systems Corp., Class A (a)	34,751	704,750
Carmike Cinemas, Inc.	23,106	813,562
Citadel Broadcasting Corp. (a)	8,200	105,124
Clear Channel Communications, Inc.	55,500	1,729,935
Cox Radio, Inc., Class A (a)	36,700	547,564
EchoStar Communications Corp., Class A (a)	70,600	2,197,072
Getty Images, Inc. (a)	28,000	1,548,400
Univision Communications, Inc., Class A (a)	72,840	2,302,473
Westwood One, Inc. (a)	87,960	1,738,969
		11,687,849
Multi-Line Retail (2.7%)
Dollar Tree Stores, Inc. (a)	48,610	1,310,040
Kohl’s Corp. (a)	27,400	1,320,406
Wal-Mart Stores, Inc.	25,680	1,366,176
		3,996,622
Specialty Retail (3.1%)
Bed Bath & Beyond, Inc. (a)	94,900	3,521,739
Chico’s FAS, Inc. (a)	5,800	198,360
The Children’s Place Retail Stores, Inc. (a)	35,188	841,345
		4,561,444

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

CONSUMER STAPLES (3.2%)

Beverages (0.9%)
PepsiCo, Inc.	26,500	$1,289,225

Food & Staples Retailing (1.6%)
United Natural Foods, Inc. (a)	25,171	669,549
Walgreen Co.	49,550	1,775,376
		2,444,925
Personal Products (0.7%)
Avon Products, Inc.	24,200	1,057,056

ENERGY (1.9%)

Energy Equipment & Services (0.9%)
CARBO Ceramics, Inc.	8,216	592,702
Patterson-UTI Energy, Inc.	41,559	792,530
		1,385,232
Oil & Gas (1.0%)
Apache Corp.	11,000	551,210
Golar LNG Ltd. (a)	17,775	278,001
Suncor Energy, Inc.	17,570	562,416
		1,391,627

FINANCIALS (8.5%)

Capital Markets (3.8%)
Affiliated Managers Group, Inc. (a)	24,143	1,292,616
The Goldman Sachs Group, Inc.	6,850	638,694
Investment Technology Group, Inc. (a)	18,928	289,598
SEI Investments Co.	21,000	707,280
State Street Corp.	32,600	1,392,346
T. Rowe Price Group, Inc.	24,600	1,253,124
		5,573,658
Consumer Finance (1.5%)
SLM Corp.	51,200	2,283,520

Diversified Financial Services (1.0%)
Financial Federal Corp. (a)	38,635	1,448,040

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Insurance (1.4%)
Brown & Brown, Inc.	19,228	$878,720
Montpelier Re Holdings Ltd.	16,816	616,811
Platinum Underwriters Holdings Ltd.	21,237	621,819
		2,117,350
Thrifts & Mortgage Finance (0.8%)
Fannie Mae	18,800	1,191,920

HEALTH CARE (18.2%)

Biotechnology (4.8%)
Affymetrix, Inc. (a)	22,100	678,691
Amgen, Inc. (a)	22,200	1,258,296
Corgentech, Inc. (a)	13,900	237,273
Digene Corp. (a)	14,400	373,824
Enzon Pharmaceuticals, Inc. (a)	42,427	676,711
Genentech, Inc. (a)	23,200	1,216,144
Martek Biosciences Corp. (a)	15,461	752,023
Onyx Pharmaceuticals, Inc. (a)	12,600	541,926
Oscient Pharmaceuticals Corp. (a)	55,670	197,628
QLT, Inc. (a)	50,414	839,393
Vicuron Pharmaceuticals, Inc. (a)	24,700	362,596
		7,134,505
Health Care Equipment & Supplies (5.2%)
Alcon, Inc.	13,450	1,078,690
CardioDynamics International Corp. (a)	62,124	285,771
Medtronic, Inc.	46,260	2,400,894
PolyMedica Corp.	42,748	1,316,638
ResMed, Inc. (a)	36,605	1,742,764
Zimmer Holdings, Inc. (a)	13,320	1,052,813
		7,877,570
Health Care Providers & Services (4.4%)
Express Scripts, Inc., Class A (a)	11,900	777,546
Inveresk Research Group, Inc. (a)	9,332	344,257
Lincare Holdings, Inc. (a)	48,334	1,436,003
Patterson Companies, Inc. (a)	22,541	1,725,739
UnitedHealth Group, Inc.	30,840	2,274,142
		6,557,687

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Pharmaceuticals (3.8%)
Allergan, Inc.	13,325	$966,729
Eli Lilly and Co.	19,875	1,193,494
Eon Labs, Inc. (a)	11,000	238,700
Medicis Pharmaceutical Corp., Class A	26,836	1,047,677
MGI Pharma, Inc. (a)	16,600	443,054
Nektar Therapeutics (a)	26,000	376,480
Pfizer, Inc.	43,630	1,335,078
		5,601,212

INDUSTRIALS (10.5%)

Air Freight & Logistics (1.4%)
UTI Worldwide, Inc.	37,215	2,188,614

Commercial Services & Supplies (4.8%)
Bright Horizons Family Solutions, Inc. (a)	15,061	817,662
Cintas Corp.	19,307	811,666
The Corporate Executive Board Co.	26,979	1,652,194
Education Management Corp. (a)	41,662	1,109,876
Robert Half International, Inc.	33,900	873,603
Universal Technical Institute, Inc. (a)	24,012	724,682
West Corp. (a)	38,099	1,109,824
		7,099,507
Construction & Engineering (0.2%)
Chicago Bridge & Iron Co., N.V.	10,307	309,107

Industrial Conglomerates (0.9%)
General Electric Co.	38,000	1,276,040

Machinery (1.7%)
Danaher Corp.	49,385	2,532,463

Trading Companies & Distributors (1.5%)
Fastenal Co.	39,705	2,287,008

INFORMATION TECHNOLOGY (32.5%)

Communications Equipment (3.8%)
Avocent Corp. (a)	7,912	205,949
CIENA Corp. (a)	112,200	222,156
Ixia (a)	31,866	309,738

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Communications Equipment (continued)
Juniper Networks, Inc. (a)	82,600	$1,949,360
Packeteer, Inc. (a)	28,862	311,998
Polycom, Inc. (a)	58,353	1,156,557
Research In Motion Ltd. (a)	19,600	1,496,264
		5,652,022
Computers & Peripherals (2.9%)
Dell, Inc. (a)	64,100	2,281,960
EMC Corp. (a)	78,700	908,198
Network Appliance, Inc. (a)	49,100	1,129,300
		4,319,458
Electronic Equipment & Instruments (2.1%)
Cognex Corp.	40,288	1,055,545
National Instruments Corp.	65,662	1,987,589
		3,043,134
Internet Software & Services (3.8%)
Opsware, Inc. (a)	73,300	411,213
Retek, Inc. (a)	3,021	13,776
WebEx Communications, Inc. (a)	51,363	1,120,741
Yahoo! Inc. (a)	123,000	4,170,930
		5,716,660
IT Services (5.8%)
CheckFree Corp. (a)	19,200	531,264
First Data Corp.	53,400	2,322,900
Forrester Research, Inc. (a)	15,043	229,255
Paychex, Inc.	78,260	2,359,539
SRA International, Inc., Class A (a)	27,953	1,441,257
SunGard Data Systems, Inc. (a)	71,100	1,690,047
		8,574,262
Office Electronics (1.4%)
Zebra Technologies Corp., Class A (a)	34,427	2,100,391

Semiconductors & Semiconductor Equipment (9.0%)
Altera Corp. (a)	32,500	636,025
Applied Micro Circuits Corp. (a)	72,300	226,299
Intel Corp.	45,890	920,553
Intersil Corp., Class A	20,956	333,829

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment (continued)
Linear Technology Corp.	41,665	$1,509,940
Maxim Integrated Products, Inc.	73,200	3,095,628
Microchip Technology, Inc.	45,380	1,217,999
Mindspeed Technologies, Inc. (a)	53,100	106,200
Novellus Systems, Inc. (a)	17,500	465,325
Semtech Corp. (a)	43,903	841,620
SiRF Technology Holdings, Inc. (a)	20,548	292,398
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	161,204	1,150,997
Xilinx, Inc.	96,700	2,610,900
		13,407,713
Software (3.7%)
Agile Software Corp. (a)	54,100	429,013
Altiris, Inc. (a)	11,536	365,114
E.piphany, Inc. (a)	5,751	23,177
Interwoven, Inc. (a)	33,551	242,909
Intuit, Inc. (a)	27,500	1,248,500
NAVTEQ Corp. (a)	8,200	292,248
Red Hat, Inc. (a)	45,200	553,248
Salesforce.com, Inc. (a)	40,050	625,981
SAP AG (b)	44,800	1,744,960
		5,525,150

MATERIALS (1.5%)

Chemicals (1.5%)
Ecolab, Inc.	38,500	1,210,440
Praxair, Inc.	24,900	1,064,226
		2,274,666

TELECOMMUNICATION SERVICES (1.5%)

Diversified Telecommunication Services (0.8%)
Sprint Corp.	37,500	754,875
Time Warner Telecom, Inc. (a)	93,800	450,240
		1,205,115
Wireless Telecommunication Services (0.7%)
Telephone and Data Systems, Inc.	12,100	1,018,457

TOTAL COMMON STOCKS (COST OF $136,311,553)		148,330,057

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT (1.6%)	PAR VALUE	MARKET VALUE

REPURCHASE AGREEMENT (1.6%)

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.58%, collateralized by a U.S. Treasury Bond maturing 08/15/26, market value $2,482,187 (repurchase proceeds $2,418,106) (Cost of $2,418,000)	$2,418,000	$2,418,000

TOTAL INVESTMENTS (101.2%) (COST OF $138,729,553)		150,748,057

OTHER ASSETS AND LIABILITIES, NET (-1.2%)		(1,761,072)

NET ASSETS (100.0%)		$148,986,985

NET ASSETS VALUE PER SHARE (25,607,642 SHARES OUTSTANDING)		$5.82

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing.

(b) Represents an American Depositary Receipt.

Gross unrealized appreciation and depreciation of investments at September 30, 2004 is as follows:

Gross unrealized appreciation	$28,156,522
Gross unrealized depreciation	(16,138,018)
Net unrealized appreciation	$12,018,504

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Growth Fund, Inc.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr.
William R. Parmentier, Jr., President

Date	November 22, 2004

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 22, 2004